Note 15 - Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Impairment of other investments	¥ (109,840)	¥ (30,554)	¥ (14,729)
Income tax expense	2,695,839	2,224,880	2,183,531
Net income	5,278,940	3,332,071	4,190,022
Reclassification out of Accumulated Other Comprehensive Income [Member]
Total amount reclassified	726,568	(33,524)	(975)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Unrealized holding gain on securities	1,068,303	2,708
Impairment of other investments		(30,554)	(3,965)
Income tax expense	(380,922)	8,827	1,328
Net income	687,381	(19,019)	(2,637)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Income tax expense	2,250	10,079	(944)
Net income	(3,239)	(14,505)	1,662
Defined benefit pension plans	¥ (5,489)	¥ (24,584)	¥ 2,606